Financial Instruments and Fair Value Disclosures (Details) (USD $)	5 Months Ended	12 Months Ended
	May 24, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Number of shares received from KLC	111,201
KLC Shares - Marketable Securities (Loss)		$ (827,377)	$ 0	$ 0
Long term bank loans and loan due from related party interest rate basis		LIBOR
KLC Shares
Derivative [Line Items]
Number of shares received from KLC		111,201
KLC Shares - Marketable Securities (Loss)		$ 153,053